Income taxes (Details 2) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income taxes recognized directly in equity (including other comprehensive income)
Total income tax recognized in equity	€ 6,268		€ 8,156		€ (1,141)
Current Tax [Member]
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	6,257	[1]	8,262	[1]	0	[1]
Share-based payments	11		(106)		0
Deferred tax [Member]
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	0	[1]	0	[1]	813	[1]
Share-based payments	€ 0		€ 0		€ (1,954)

[1]	Recognized directly in Other Comprehensive Income.